Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Compensation and Leadership Development Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation and Leadership Development Committee. The Compensation and Leadership Development Committee does not take into account material non-public information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Compensation and Leadership Development Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation and Leadership Development Committee.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false